N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRIAC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.

Transaction Charges
Charges may be applied to a transaction if state or local premium taxes are assessed. We do not currently charge, nor will we charge in the future, a transfer fee.

For more information about transaction charges, please refer to
Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?”
later in this prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum

	Base Contract 1	0.95%	1.50%
	Investment Options (Portfolio Fees and Expenses)	0.13%	0.13%
	Optional Benefits For An Additional Charge 2	None	None
	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.

	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost $1,001	Highest Annual Cost $1,473
Assumes:	Assumes:

• Investment of $100,000	• Investment of $100,000

• 5% annual appreciation	• 5% annual appreciation

• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee and portfolio fees and expenses

• No sales charges	• No sales charges

• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

Charges for Early Withdrawals [Text Block]	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges [Text Block]
Charges may be applied to a transaction if state or local premium taxes are assessed. We do not currently charge, nor will we charge in the future, a transfer fee.

For more information about transaction charges, please refer to
Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?”
later in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum

	Base Contract 1	0.95%	1.50%
	Investment Options (Portfolio Fees and Expenses)	0.13%	0.13%
	Optional Benefits For An Additional Charge 2	None	None
	1 The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.

	For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%	[1]
Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.13%
Optional Benefits Minimum [Percent]	0.00%	[2]
Optional Benefits Maximum [Percent]	0.00%	[2]
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost $1,001	Highest Annual Cost $1,473
Assumes:	Assumes:

• Investment of $100,000	• Investment of $100,000

• 5% annual appreciation	• 5% annual appreciation

• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee and portfolio fees and expenses

• No sales charges	• No sales charges

• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,001
Highest Annual Cost [Dollars]	$ 1,473
Risks [Table Text Block]

RISKS
Risk of Loss
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to
Section 2, “What
Are
The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Investment Restrictions [Text Block]
Currently we only offer one Variable Investment Option under the Contract. We may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract. You will be given specific notice in advance of any substitution we intend to make
.

To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.

For more information about investment and transfer restrictions, please refer to
Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?”
later in this prospectus.

Optional Benefit Restrictions [Text Block]
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•   Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

•   Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

Tax Implications [Text Block]	You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.
You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59
1
⁄
2
, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to
Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”
later in this prospectus.

Investment Professional Compensation [Text Block]
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to
Section 10, “Other Information”
later in this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to
Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”
later in this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

TRANSACTION EXPENSES	Current	Maximum

Sales Charge Imposed on Purchases	None	None

Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None

Transfer Fee 1	$0	$0

Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions (as a percentage of Contract Value)	N/A	N/A
1 Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options. To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES	Current	Maximum

Administrative Expenses	$0	$0

Base Contract Expenses 1, 2	0.95%	1.50%

Optional Benefit Expenses 1, 3	0.00%	0.00%

Surrender Charge 4	$0	$0
1 Percentages noted above are percentages of daily net assets of the Contract Value.
2 Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
3 The Optional Benefit is the Optional Spousal Benefit.
4 There are no surrender charges in this product.
The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Option that you
may pay periodically during the time that you own the Contract. For information about the Variable Investment Option available under the Contract, including its annual expenses, please refer to “Appendix A: Portfolio Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES	Minimum	Maximum

Annual Portfolio Company Expenses	0.13%	0.13%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$1,657	$5,142	$8,865	$19,328
If you annuitize at the end of the applicable time period:	$1,167	$5,142	$8,865	$19,328
If you do not surrender your Contract:	$1,657	$5,142	$8,865	$19,328

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

TRANSACTION EXPENSES	Current	Maximum

Sales Charge Imposed on Purchases	None	None

Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None

Transfer Fee 1	$0	$0

Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions (as a percentage of Contract Value)	N/A	N/A
1 Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options. To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 0	[3]
Exchange Fee, Current [Dollars]	$ 0	[3]
Exchange Fee, Footnotes [Text Block]	Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options. To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES	Current	Maximum

Administrative Expenses	$0	$0

Base Contract Expenses 1, 2	0.95%	1.50%

Optional Benefit Expenses 1, 3	0.00%	0.00%

Surrender Charge 4	$0	$0
1 Percentages noted above are percentages of daily net assets of the Contract Value.
2 Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
3 The Optional Benefit is the Optional Spousal Benefit.
4 There are no surrender charges in this product.

Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%	[4],[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%	[4],[5]
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%	[2],[5]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[2],[5]
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Other Annual Expense, Maximum [Dollars]	$ 0	[6]
Other Annual Expense, Current [Dollars]	$ 0	[6]
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Option that you
may pay periodically during the time that you own the Contract. For information about the Variable Investment Option available under the Contract, including its annual expenses, please refer to “Appendix A: Portfolio Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES	Minimum	Maximum

Annual Portfolio Company Expenses	0.13%	0.13%

Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	0.13%
Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$1,657	$5,142	$8,865	$19,328
If you annuitize at the end of the applicable time period:	$1,167	$5,142	$8,865	$19,328
If you do not surrender your Contract:	$1,657	$5,142	$8,865	$19,328

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,657
Surrender Expense, 3 Years, Maximum [Dollars]	5,142
Surrender Expense, 5 Years, Maximum [Dollars]	8,865
Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,328
Annuitize Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$1,657	$5,142	$8,865	$19,328
If you annuitize at the end of the applicable time period:	$1,167	$5,142	$8,865	$19,328
If you do not surrender your Contract:	$1,657	$5,142	$8,865	$19,328

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,167
Annuitized Expense, 3 Years, Maximum [Dollars]	5,142
Annuitized Expense, 5 Years, Maximum [Dollars]	8,865
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 19,328
No Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$1,657	$5,142	$8,865	$19,328
If you annuitize at the end of the applicable time period:	$1,167	$5,142	$8,865	$19,328
If you do not surrender your Contract:	$1,657	$5,142	$8,865	$19,328

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,657
No Surrender Expense, 3 Years, Maximum [Dollars]	5,142
No Surrender Expense, 5 Years, Maximum [Dollars]	8,865
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,328
Item 5. Principal Risks [Table Text Block]
SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options.
You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.
Insurance Company Risk.
No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Target Benefit.
This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
∎
Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

∎
Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.

Annuitization.
Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
∎	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
∎	You generally cannot change the payment stream you chose once it has begun.
∎	Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences.
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits.
If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in
Section
3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Not a Short-Term Investment.
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss.
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Insurance Company Risk.
No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may
decline as a result of such events.
The IncomeFlex Target Benefit.
This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
∎
Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

∎
Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.

Annuitization.
Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
∎	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
∎	You generally cannot change the payment stream you chose once it has begun.
∎	Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.

Possible Adverse Tax Consequences.
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits.
If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Not a Short-Term Investment.
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss.
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract.
An
investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available (N-4) [Text Block]
SECTION 3: WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES				RESTRICTIONS/ LIMITATIONS
			Current		Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0		$0		None

IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95	% 1	1.50	% 1
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit 2	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00	% 1	0.00	% 1	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

1	Percentage of daily net assets of the Contract Value.
2	The Optional Benefit is the Optional Spousal Benefit.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES				RESTRICTIONS/ LIMITATIONS
			Current		Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0		$0		None

IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95	% 1	1.50	% 1
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit 2	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00	% 1	0.00	% 1	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

1	Percentage of daily net assets of the Contract Value.
2	The Optional Benefit is the Optional Spousal Benefit.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%	[2],[5]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[2],[5]
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A: PORTFOLIO AVAILABLE UNDER THE CONTRACT
The following is the portfolio available under the Contract. More information about the portfolio is available in the prospectus for the portfolio, which may be amended from time to time. The prospectus for the portfolio can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.
The current expenses and performance information below reflects fee and expenses of the portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The portfolio’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)

Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard LifeStrategy Moderate Growth Fund Adviser: The Vanguard Group, Inc.	0.13%	-16.00%	3.58%	6.05%

Prospectuses Available [Text Block]	The following is the portfolio available under the Contract. More information about the portfolio is available in the prospectus for the portfolio, which may be amended from time to time. The prospectus for the portfolio can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.
Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)

Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard LifeStrategy Moderate Growth Fund Adviser: The Vanguard Group, Inc.	0.13%	-16.00%	3.58%	6.05%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Risk of Loss.
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment.
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Risks Associated with Variable Investment Options.
You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to
Section 2, “What
Are
The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Insurance Company Risk.
No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

The IncomeFlex Target Benefit [Member]
Prospectus:
Principal Risk [Text Block]
The IncomeFlex Target Benefit.
This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
∎
Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

∎
Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.

Annuitization [Member]
Prospectus:
Principal Risk [Text Block]
Annuitization.
Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
∎	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
∎	You generally cannot change the payment stream you chose once it has begun.
∎	Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences.
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

Risk of Loss of or Reductions to Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Loss of or Reductions to Benefits.
If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in
Section
3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Vanguard LifeStrategy Moderate Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Income Flex Target Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	IncomeFlex Target Benefit (also referred to as the Base Contract Expense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%	[7]
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.95%	[7]
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Brief Restrictions / Limitations [Text Block]
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Name of Benefit [Text Block]	IncomeFlex Target Benefit (also referred to as the Base Contract Expense)
Optional Spousal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%	[7]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[7]
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Name of Benefit [Text Block]	Optional Benefit	[8]
Purpose of Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%	[7]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[7]
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit	[8]

[1]	The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
[2]	The Optional Benefit is the Optional Spousal Benefit.
[3]	Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options. To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.
[4]	Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
[5]	Percentages noted above are percentages of daily net assets of the Contract Value.
[6]	There are no surrender charges in this product.
[7]	Percentage of daily net assets of the Contract Value.
[8]	The Optional Benefit is the Optional Spousal Benefit.